Segment and geographic information	12 Months Ended
Mar. 31, 2020
Segment and Geographic Information [Abstract]
Segment and geographic information
22. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. The operating results of the Merchant Banking division are included in “
Other
.
”
The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes
, but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’
information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2018
Non-interest revenue	¥406,295	¥118,545	¥587,474	¥272,271	¥1,384,585
Net interest revenue	6,613	8,792	127,859	(32,778)	110,486

Net revenue	412,908	127,337	715,333	239,493	1,495,071
Non-interest expenses	309,771	61,167	614,745	183,128	1,168,811

Income before income taxes	¥103,137	¥66,170	¥100,588	¥56,365	¥326,260

Year ended March 31, 2019
Non-interest revenue	¥331,743	¥89,607	¥496,484	¥147,524	¥1,065,358
Net interest revenue	7,737	8,238	58,904	(16,263)	58,616

Net revenue	339,480	97,845	555,388	131,261	1,123,974
Non-interest expenses	289,990	63,660	666,787	134,034	1,154,471

Income (loss) before income taxes	¥49,490	¥34,185	¥(111,399)	¥(2,773)	¥(30,497)

Year ended March 31, 2020
Non-interest revenue	¥329,983	¥85,190	¥506,203	¥257,961	¥1,179,337
Net interest revenue	6,376	7,415	142,416	(26,388)	129,819

Net revenue	336,359	92,605	648,619	231,573	1,309,156
Non-interest expenses	286,926	63,833	556,399	132,410	1,039,568

Income (loss) before income taxes	¥49,433	¥28,772	¥92,220	¥99,163	¥269,588

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other
.”
The following table presents the major components of
Income (loss) before income taxes
in
“Other”
for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net gain (loss) related to economic hedging transactions	¥(6,461)	¥1,800	¥17,548
Realized gain on investments in equity securities held for operating purposes	785	221	6,601
Equity in earnings of affiliates	34,248	32,532	34,990
Corporate items	(41,884)	(35,996)	(22,240)
Other (1) (2)	69,677	(1,330)	62,264

Total	¥56,365	¥(2,773)	¥99,163

(1)	Amounts reported for the year ended March 31, 2018 include the gain recognized in earnings in connection with the liquidation of a non-Japanese subsidiary during the year.
(2)	Includes gain of ¥73,293 million from the partial sale of Nomura’s investment in ordinary shares of Nomura Research Institute, Ltd. for the year ended March 31, 2020.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue, Non-interest expenses
and
Income (loss) before income taxes
in the consolidated statements of income for the years ended March 31, 2018, 2019 and 2020.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net revenue	¥1,495,071	¥1,123,974	¥1,309,156
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,898	(7,204)	(21,327)

Consolidated net revenue	¥1,496,969	¥1,116,770	¥1,287,829

Non-interest expenses	¥1,168,811	¥1,154,471	¥1,039,568
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,168,811	¥1,154,471	¥1,039,568

Income (loss) before income taxes	¥326,260	¥(30,497)	¥269,588
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,898	(7,204)	(21,327)

Consolidated income (loss) before income taxes	¥328,158	¥(37,701)	¥248,261

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The tables below present a geographic allocation of
Net revenue
and
Income (loss)
before income taxes
from operations by geographic areas for the years ended March 31, 2018, 2019 and 2020 and Long-lived assets associated with Nomura’s operations as of March 31, 2018, 2019 and 2020.
Net revenue
in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and Long-lived assets have been allocated based on transactions with external customers while
Income (loss)
before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Net revenue (1) :
Americas	¥268,653	¥169,581	¥229,265
Europe	168,186	131,175	115,483
Asia and Oceania	68,011	47,977	42,571

Subtotal	504,850	348,733	387,319
Japan	992,119	768,037	900,510

Consolidated	¥1,496,969	¥1,116,770	¥1,287,829

Income (loss) before income taxes:
Americas	¥(8,771)	¥(114,081)	¥7,354
Europe	(14,654)	(56,851)	(14,067)
Asia and Oceania	22,751	5,014	19,817

Subtotal	(674)	(165,918)	13,104
Japan	328,832	128,217	235,157

Consolidated	¥328,158	¥(37,701)	¥248,261

	March 31
	2018	2019	2020
Long-lived assets:
Americas	¥117,323	¥50,829	¥84,904
Europe	67,010	56,821	52,179
Asia and Oceania	8,613	9,588	29,618

Subtotal	192,946	117,238	166,701
Japan	231,003	252,420	292,212

Consolidated	¥423,949	¥369,658	¥458,913

(1)	There is no revenue derived from transactions with a single major external customer.